Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Regarding the Grant of Incentive Compensation
Under the Company’s 2018 Equity Incentive Plan (the “2018 Plan”) and related policies and practices, RSUs and PRSUs (including those granted to NEOs) are generally granted at regularly scheduled Compensation Committee and Board meetings around February.
In connection with the Company’s acquisition of Greenbrook, on December 10, 2024, members of the Company’s senior leadership team, including our NEOs, received PRSUs that vest on December 31, 2025 subject to satisfaction of the applicable performance metrics and continuous service of the recipient through such date. The performance metrics are as follows: (i) 25% of the award will be attained if the Company achieves Cash Flow Breakeven (as defined in the applicable PRSU grant notice) for the fiscal quarter ended June 30, 2025; (ii) 50% of the award will be attained if the Company achieves Cash Flow Breakeven for the fiscal quarter ended September 30, 2025 and (iii) 25% of the award will be attained if the Company achieves Cash Flow Breakeven for the fiscal quarter ended December 31, 2025.
Grants for new hires are generally made on or around the date of the next regularly scheduled Compensation Committee meeting following such new hire’s start date. These Compensation Committee and Board meetings are generally scheduled at least one year in advance. All options are granted under a stockholder-approved plan and at an exercise price equal to the closing market price of the Company’s common stock on the date of grant. During the year ended December 31, 2024, the Company did not grant any options.
As a general matter, the Compensation Committee does not take material nonpublic information into account when determining the timing and terms of such awards. This grant timing is used to provide for a routine and regular grant practice regarding all employees, and to make sure that the existence (or lack thereof) of material non-public information is not a factor in decisions about the timing or size of option grants. Similarly, the Company has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method
Under the Company’s 2018 Equity Incentive Plan (the “2018 Plan”) and related policies and practices, RSUs and PRSUs (including those granted to NEOs) are generally granted at regularly scheduled Compensation Committee and Board meetings around February.
In connection with the Company’s acquisition of Greenbrook, on December 10, 2024, members of the Company’s senior leadership team, including our NEOs, received PRSUs that vest on December 31, 2025 subject to satisfaction of the applicable performance metrics and continuous service of the recipient through such date. The performance metrics are as follows: (i) 25% of the award will be attained if the Company achieves Cash Flow Breakeven (as defined in the applicable PRSU grant notice) for the fiscal quarter ended June 30, 2025; (ii) 50% of the award will be attained if the Company achieves Cash Flow Breakeven for the fiscal quarter ended September 30, 2025 and (iii) 25% of the award will be attained if the Company achieves Cash Flow Breakeven for the fiscal quarter ended December 31, 2025.
Grants for new hires are generally made on or around the date of the next regularly scheduled Compensation Committee meeting following such new hire’s start date. These Compensation Committee and Board meetings are generally scheduled at least one year in advance. All options are granted under a stockholder-approved plan and at an exercise price equal to the closing market price of the Company’s common stock on the date of grant. During the year ended December 31, 2024, the Company did not grant any options.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered
As a general matter, the Compensation Committee does not take material nonpublic information into account when determining the timing and terms of such awards. This grant timing is used to provide for a routine and regular grant practice regarding all employees, and to make sure that the existence (or lack thereof) of material non-public information is not a factor in decisions about the timing or size of option grants. Similarly, the Company has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

MNPI Disclosure Timed for Compensation Value	false